Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,724,000
Previously Paid Amount	0.00
Total Fee Amount	6,694.14
Total Offset Amount	0.00
Net Fee	6,694.14
Narrative - Max Aggregate Offering Price	$ 43,724,000
Final Prospectus	true